PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Movement in Net Defined Benefit Obligations (Details) € in Millions, $ in Millions	3 Months Ended			12 Months Ended
	Dec. 31, 2019 EUR (€)	Sep. 30, 2019 EUR (€)	Sep. 30, 2018 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance				€ 610	€ 664
Past service cost			€ (36)
Remeasurements due to:
Closing balance	€ 670			670	610	$ 610
Included in the Consolidated Income Statement
Disclosure of net defined benefit liability (asset) [line items]
Current service cost				24	24
Interest cost / (income)				16	15
Past service cost				(1)	(36)
Immediate recognition of gains / (losses) arising over the year				2	0
Administration expenses				2	2
Included in the Statement of Comprehensive Income / (Loss)
Remeasurements due to:
—actual return less interest on plan assets				(54)	26
—changes in financial assumptions				126	(45)
—changes in demographic assumptions				(4)	(6)
—experience losses				(9)	(3)
Effects of changes in foreign exchange rates				8	15
Included in the Consolidated Statement of Cash Flows
Remeasurements due to:
Benefits paid				(25)	(23)
Contributions by the Group				(25)	(23)
Contributions by the plan participants				0	0
Other Benefits
Disclosure of net defined benefit liability (asset) [line items]
Past service cost	(3)	€ (2)
Defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance				990	1,051
Remeasurements due to:
Closing balance	1,115			1,115	990
Defined benefit obligations | Included in the Consolidated Income Statement
Disclosure of net defined benefit liability (asset) [line items]
Current service cost				24	24
Interest cost / (income)				26	24
Past service cost				(1)	(36)
Immediate recognition of gains / (losses) arising over the year				2	0
Administration expenses				0	0
Defined benefit obligations | Included in the Statement of Comprehensive Income / (Loss)
Remeasurements due to:
—actual return less interest on plan assets				0	0
—changes in financial assumptions				126	(45)
—changes in demographic assumptions				(4)	(6)
—experience losses				(9)	(3)
Effects of changes in foreign exchange rates				19	31
Defined benefit obligations | Included in the Consolidated Statement of Cash Flows
Remeasurements due to:
Benefits paid				(63)	(54)
Contributions by the Group				0	0
Contributions by the plan participants				5	4
Defined benefit obligations | Pension Benefits
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance				789	801
Remeasurements due to:
Closing balance	895			895	789
Defined benefit obligations | Pension Benefits | Included in the Consolidated Income Statement
Disclosure of net defined benefit liability (asset) [line items]
Current service cost				17	18
Interest cost / (income)				18	16
Past service cost				(2)	0
Immediate recognition of gains / (losses) arising over the year				0	0
Administration expenses				0	0
Defined benefit obligations | Pension Benefits | Included in the Statement of Comprehensive Income / (Loss)
Remeasurements due to:
—actual return less interest on plan assets				0	0
—changes in financial assumptions				101	(30)
—changes in demographic assumptions				(2)	(5)
—experience losses				(3)	(1)
Effects of changes in foreign exchange rates				16	22
Defined benefit obligations | Pension Benefits | Included in the Consolidated Statement of Cash Flows
Remeasurements due to:
Benefits paid				(43)	(35)
Contributions by the Group				0	0
Contributions by the plan participants				4	3
Defined benefit obligations | Other Benefits
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance				201	250
Remeasurements due to:
Closing balance	220			220	201
Defined benefit obligations | Other Benefits | Included in the Consolidated Income Statement
Disclosure of net defined benefit liability (asset) [line items]
Current service cost				7	6
Interest cost / (income)				8	8
Past service cost				1	(36)
Immediate recognition of gains / (losses) arising over the year				2	0
Administration expenses				0	0
Defined benefit obligations | Other Benefits | Included in the Statement of Comprehensive Income / (Loss)
Remeasurements due to:
—actual return less interest on plan assets				0	0
—changes in financial assumptions				25	(15)
—changes in demographic assumptions				(2)	(1)
—experience losses				(6)	(2)
Effects of changes in foreign exchange rates				3	9
Defined benefit obligations | Other Benefits | Included in the Consolidated Statement of Cash Flows
Remeasurements due to:
Benefits paid				(20)	(19)
Contributions by the Group				0	0
Contributions by the plan participants				1	1
Plan Assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance				(380)	(387)
Remeasurements due to:
Closing balance	€ (445)			(445)	(380)
Plan Assets | Included in the Consolidated Income Statement
Disclosure of net defined benefit liability (asset) [line items]
Current service cost				0	0
Interest cost / (income)				(10)	(9)
Past service cost				0	0
Immediate recognition of gains / (losses) arising over the year				0	0
Administration expenses				2	2
Plan Assets | Included in the Statement of Comprehensive Income / (Loss)
Remeasurements due to:
—actual return less interest on plan assets				(54)	26
—changes in financial assumptions				0	0
—changes in demographic assumptions				0	0
—experience losses				0	0
Effects of changes in foreign exchange rates				(11)	(16)
Plan Assets | Included in the Consolidated Statement of Cash Flows
Remeasurements due to:
Benefits paid				38	31
Contributions by the Group				(25)	(23)
Contributions by the plan participants				€ (5)	€ (4)